Fair Value - Schedule of Fair Value Measurements for Common Stock Warrants (Details) - Common Stock Warrants [Member]	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		3.84
Risk-free interest rate [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.46	3.91
Risk-free interest rate [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.33	3.84
Risk-free interest rate [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.33	3.84
Risk-free interest rate [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.33	3.84	4.46
Risk-free interest rate [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.33	3.84
Risk-free interest rate [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	4.33	3.84
Time to expiration (in years) [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		4.01
Time to expiration (in years) [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		4.14
Time to expiration (in years)	3 years 7 months 20 days	4 years 1 month 20 days
Time to expiration (in years) [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		2.61
Time to expiration (in years)	2 years 1 month 9 days	2 years 7 months 9 days
Time to expiration (in years) [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Time to expiration (in years)	3 years 6 months 3 days	4 years 3 days
Time to expiration (in years) [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		3.84	1.84
Time to expiration (in years)	3 years 4 months 2 days	3 years 10 months 2 days
Time to expiration (in years) [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Time to expiration (in years)	3 years 6 months 3 days	4 years 3 days
Time to expiration (in years) [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		1.66
Time to expiration (in years)	1 year 1 month 28 days	1 year 7 months 28 days
Expected volatility [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		90
Expected volatility [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	125
Expected volatility [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	85
Expected volatility [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	90
Expected volatility [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	90	85
Expected volatility [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	90
Expected volatility [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	85	90
Dividend yield [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Dividend yield [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input
Stock price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		2.3
Stock price [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3
Stock price [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3
Stock price [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3
Stock price [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3	3.25
Stock price [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3
Stock price [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	0.37	2.3
Exercise price [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input		103.68
Exercise price [Member] | Series B Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	234	234
Exercise price [Member] | August 2023 [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	45	45
Exercise price [Member] | Purchase Agreement Amendment [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	87.38	87.38
Exercise price [Member] | First Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	88.65	88.65	15
Exercise price [Member] | Second Tranche [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	103.68	103.68
Exercise price [Member] | GEM Warrants [Member]
Schedule of Fair Value Measurements for Common Stock Warrants [Line Items]
Common stock warrants measurement input	26.54	26.54